UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

Congress Large Cap Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENT: 100.0%
	Money Market Fund: 100.0%
360,000	Fidelity Money Market Portfolio - Institutional	$360,000
20,000	AIM Short-Term Prime Portfolio	20,000
20,000	AIM Short-Term Treasury Portfolio	20,000
		400,000
	TOTAL SHORT-TERM INVESTMENT
	(Cost $400,000)	400,000
	TOTAL INVESTMENTS IN SECURITIES: 100.0%
	(Cost $400,000)	400,000
	TOTAL NET ASSETS: 100.0%	$400,000

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

Cost of investments		$400,000
Gross unrealized appreciation		0
Gross unrealized depreciation		0
Net unrealized depreciation		$0

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

Congress Large Cap Growth Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2009 (unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Congress Large Cap Growth Fund has adopted FAS 157 effective March 31, 2009. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Congress Large Cap Growth Fund's net assets as of March 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices	$400,000
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$400,000

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date  May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  May 29, 2009

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  May 29, 2009

* Print the name and title of each signing officer under his or her signature.